Income Taxes - Rate Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Rate Reconciliation [Abstract]
U.S. federal tax rate		35.00%	35.00%	35.00%
Venezuela devaluation		2.90%	61.30%	(86.30%)
Tax on accelerated U.S. income(a)		0.00%	57.30%	0.00%
Adjustments to valuation allowances		18.20%	18.90%	(16.90%)
Foreign income taxes		4.20%	(18.20%)	(0.70%)
French business tax		3.00%	8.90%	(9.00%)
Taxes on undistributed earnings of foreign affiliates		0.70%	(1.20%)	(3.70%)
State income taxes, net		(1.00%)	(4.10%)	5.20%
Other		(0.20%)	3.90%	1.50%
Actual income tax rate on continuing operations		62.80%	161.80%	(74.90%)
Accelerated U.S. income tax expense	$ 23.5